Debt - Summary of Outstanding Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Investor Loan Notes	$ 85,353	$ 82,631	$ 73,061
Data Project Srl Mortgage	106	116	130
Related Party Loan	10,433	10,248
Total	95,892	92,995	73,191
Less current portion of debt	(10,456)	(10,272)	(25)
Noncurrent portion of debt	$ 85,436	$ 82,723	$ 73,166